Annual Total Returns - Calvert Management Series - Class A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Calvert Global Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	17.56%	8.73%	22.17%	(18.72%)	24.90%	13.88%	31.77%	(7.80%)	20.85%	(0.48%)
Calvert Global Small-Cap Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	0.51%	4.12%	14.15%	(21.25%)	16.87%	14.29%	28.44%	(9.27%)	23.19%	7.95%
Calvert Floating-Rate Advantage Fund
Prospectus [Line Items]
Annual Return [Percent]	3.36%	8.59%	13.46%	(3.52%)	4.08%	0.42%	9.10%	(1.46%)